Intangible Assets - Schedule of Intangible Assets (Details) - Development Costs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net carrying amount
Net carrying amount	$ 1,017,983	$ 7,294,083
Accumulated amortization, Beginning	7,294,083
Accumulated amortization, Ending	1,017,983	7,294,083
Cost [Member]
Cost
Cost, Beginning	24,925,472	22,492,522
Additions	1,397,149	2,097,621
Exchange realignment	(603,511)	335,329
Cost, Ending	25,719,110	24,925,472
Accumulated amortization [Member]
Net carrying amount
Net carrying amount	24,701,127	17,631,389
Accumulated amortization, Beginning	17,631,389	8,085,850
Amortization provided during the year	3,021,933	6,202,250
Impairment during the year	4,541,074	3,105,507
Exchange realignment	(493,269)	237,782
Accumulated amortization, Ending	$ 24,701,127	$ 17,631,389